Initial Public Offering (Details) - $ / shares	1 Months Ended		3 Months Ended	12 Months Ended
	Feb. 23, 2021	Feb. 23, 2021	Mar. 31, 2022	Dec. 31, 2021
Initial Public Offering (Details) [Line Items]
Sale of per share (in Dollars per share)			$ 10	$ 10
Warrants description			Each Unit consists of one share of Class A common stock, and one-fourth of one redeemable warrant (each, a “Public Warrant”). Each whole Public Warrant entitles the holder to purchase one share of Class A common stock at a price of $11.50 per share, subject to adjustment (see Note 6).	Each Unit consists of one share of Class A common stock, and one-fourth of one redeemable warrant (each, a “Public Warrant”). Each whole Public Warrant entitles the holder to purchase one share of Class A common stock at a price of $11.50 per share, subject to adjustment (see Note 6).
IPO [Member]
Initial Public Offering (Details) [Line Items]
Sale of share units	30,000,000	30,000,000	30,000,000	30,000,000
Sale of per share (in Dollars per share)			$ 10	$ 10
Issued and outstanding shares, percentage	20.00%	20.00%
Class B Common Stock [Member]
Initial Public Offering (Details) [Line Items]
Sponsor forfeited shares		1,125,000
Sponsor forfeited shares		1,125,000